Investments - Summary of Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current
Investments in other companies Cementos del Plata S.A.	$ 2,557	$ 2,557
Total	2,557	2,557
Short-term investments	1,019,609	3,223,021	$ 6,793,164
Total	1,019,609	3,223,021
Mutual funds in pesos [member]
Non-current
Short-term investments	931,273	458,053
Fix term deposits in Pesos [Member]
Non-current
Short-term investments		1,295,464
Short-term investments in foreign currency [member]
Non-current
Short-term investments	$ 88,336	$ 1,469,504